Provision for tax, civil and labor losses and Judicial deposits and escrow accounts (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Reconciliation Of Changes In Contingent Liabilities [Abstract]
Beginning balance		R$ 651,252		R$ 646,850
Business combination				2,504
Additions		5,243		6,648
Reversals		15,384		(45,450)
Interest Expenses on Non Current Provision for Tax Civil and Labor Losses		(58,368)		42,063
Payments		(1,489)		(1,363)
Ending balance		697,990		651,252
Reconciliation of Changes in Provisions With Profit Loss [Abstract]
Finance expense		(58,265)		(42,063)
General and administrative expenses, Additions		5,223		(6,648)
General and administrative expenses, Reversals		14,834		21,747
Income tax and social contribution, Reversals		27		23,703
Addition (Total)		(5,243)		(6,648)
Reversal (Total)		15,384		(45,450)
Interest (Total)		(58,368)		42,063
Tax proceedings
Reconciliation Of Changes In Contingent Liabilities [Abstract]
Beginning balance		623,189	[1]	607,084
Business combination				749
Additions		0	[1]	2,904
Reversals		1,286	[1]	(27,790)
Interest Expenses on Non Current Provision for Tax Civil and Labor Losses		(54,352)	[1]	41,261
Payments		0	[1]	(1,019)
Ending balance	[1]	676,255		623,189
Reconciliation of Changes in Provisions With Profit Loss [Abstract]
Addition (Total)		0	[1]	(2,904)
Reversal (Total)		1,286	[1]	(27,790)
Interest (Total)		(54,352)	[1]	41,261
Labor proceedings
Reconciliation Of Changes In Contingent Liabilities [Abstract]
Beginning balance		27,567	[2]	38,159
Business combination				1,755
Additions		5,054	[2]	3,376
Reversals		13,589	[2]	(16,045)
Interest Expenses on Non Current Provision for Tax Civil and Labor Losses		(3,977)	[2]	776
Payments		(1,394)	[2]	(454)
Ending balance	[2]	21,615		27,567
Reconciliation of Changes in Provisions With Profit Loss [Abstract]
Addition (Total)		(5,054)	[2]	(3,376)
Reversal (Total)		13,589	[2]	(16,045)
Interest (Total)		(3,977)	[2]	776
Civil proceedings
Reconciliation Of Changes In Contingent Liabilities [Abstract]
Beginning balance		496		1,607
Business combination				0
Additions		189		368
Reversals		509		(1,615)
Interest Expenses on Non Current Provision for Tax Civil and Labor Losses		(39)		26
Payments		(95)		110
Ending balance		120		496
Reconciliation of Changes in Provisions With Profit Loss [Abstract]
Addition (Total)		(189)		(368)
Reversal (Total)		509		(1,615)
Interest (Total)		(39)		R$ 26
Contingent Liabilities Related to Expenses [Member]
Reconciliation Of Changes In Contingent Liabilities [Abstract]
Additions		5,223
Reversals		14,861
Interest Expenses on Non Current Provision for Tax Civil and Labor Losses		(58,265)
Reconciliation of Changes in Provisions With Profit Loss [Abstract]
Addition (Total)		(5,223)
Reversal (Total)		14,861
Interest (Total)		(58,265)
Contingent Liabilities Related Indemnification Asset Former Owner [Member]
Reconciliation of Changes in Provisions With Profit Loss [Abstract]
Indemnification asset Former owner, Additions		(20)
Indemnification asset Former owner, Reversals		523
Indemnification asset Former owner, Interest		R$ (103)

[1]	Primarily refers to income tax positions taken by Somos and the Company in connection with a corporate restructuring held by the predecessor in 2010, In 2018, given a tax assessment via an Infraction Notice received by the predecessor for certain periods opened for tax audit coupled with unfavorable case law on a similar tax case also reached in 2018, the Company reassessed this income tax position and recorded a liability, including interest and penalties.
[2]	The Company is a party to labor demands, which mostly refer to proportional vacation, salary difference, night shift premium, overtime and social charges, among others. There are no individual labor demands with material amounts that require specific disclosure.